General - Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other ship operating	$ 2,516	$ 2,463	$ 2,610
Depreciation and amortization	1,626	1,637	1,590
Operating income	2,574	1,772	1,329
Income before income taxes	1,799	1,225	1,049
Net Income	$ 1,757	$ 1,216	$ 1,055
Basic (USD per share)	$ 2.26	$ 1.57	$ 1.36
Diluted (USD per share)	$ 2.26	$ 1.56	$ 1.36
Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other ship operating		$ 2,463	$ 2,610
Depreciation and amortization		1,637	1,590
Operating income		1,772	1,329
Income before income taxes		1,225	1,049
Net Income		$ 1,216	$ 1,055
Basic (USD per share)		$ 1.57	$ 1.36
Diluted (USD per share)		$ 1.56	$ 1.36
As Previously Reported | Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other ship operating		$ 2,445	$ 2,589
Depreciation and amortization		1,635	1,588
Operating income		1,792	1,352
Income before income taxes		1,245	1,072
Net Income		$ 1,236	$ 1,078
Basic (USD per share)		$ 1.59	$ 1.39
Diluted (USD per share)		$ 1.59	$ 1.39
Adjustment | Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other ship operating		$ 18	$ 21
Depreciation and amortization		2	2
Operating income		(20)	(23)
Income before income taxes		(20)	(23)
Net Income		$ (20)	$ (23)
Basic (USD per share)		$ (0.02)	$ (0.03)
Diluted (USD per share)		$ (0.03)	$ (0.03)